July 20, 2020

Keith O’Connell, Esq.
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Retirement Funds, Inc. (“Registrant”)
    consisting of the following series and classes:

  T. Rowe Price Retirement 2065 Fund

T. Rowe Price Retirement 2065 Fund—Advisor Class

T. Rowe Price Retirement 2065 Fund—R Class

T. Rowe Price Retirement I 2065 Fund—I Class

T. Rowe Price Target 2065 Fund

T. Rowe Price Target 2065 Fund—Advisor Class

T. Rowe Price Target 2065 Fund—I Class

     File Nos. 333-92380 / 811-21149

Dear Mr. O’Connell:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There were no changes to the prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on June 10, 2020.

The Funds’ prospectuses and SAI went effective automatically on July 20, 2020.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Sara Pak at 410-547-4719.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman